Cover Page	9 Months Ended
Sep. 30, 2021
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Entity Registrant Name	GREAT AMERICAN LIFE INSURANCE CO.
Entity Central Index Key	0000723258
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	false